Consolidated Statements of Financial Position - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 74,106	$ 274,767
Trade receivables	851,318	465,639
Other receivables	2,990,582	20,482
Inventories	6,151,021
Loan receivable	10,680,293
Other current assets	2,485,486	2,006,636
Amount due from an associate	698,323
Amounts due from former group companies	7,829,668
Right-of-use assets		513,942
Total Current Assets	31,760,797	3,281,466
Non-Current Assets
Plant and equipment, net	3,274,602	6,441,734
Other assets – equipment deposits	20,910,964	11,459,195
Intangible assets	1,266,494	1,900,589
Investment in an associate	257,346
Right-of-use assets		1,444,927
Financial asset at fair value through other comprehensive income		562,500
Total Non-Current Assets	25,709,406	21,808,945
TOTAL ASSETS	57,470,203	25,090,411
LIABILITIES
Trade and other payables	1,020,599	2,424,717
Convertible promissory notes	7,554,633	4,311,416
Derivative financial instruments	2,409,526	2,321,003
Amounts due to related companies		247,406
Lease liabilities		425,567
Total Current Liabilities	10,984,758	9,730,109
NON-CURRENT LIABILITIES
Warrant liabilities	3,566,433
Lease liabilities		1,403,932
Total Non-Current Liabilities	3,566,433	1,403,932
TOTAL LIABILITIES	14,551,191	11,134,041
NET CURRENT ASSETS/ (LIABILITIES)	20,776,039	(6,448,643)
NET ASSETS	42,919,012	13,956,370
CAPITAL AND RESERVES
Issued capital (no par value, 20,524,754 and 9,329,420 ordinary shares issued and outstanding as of December 31, 2022 and 2021, respectively)	89,689,805	48,144,406
Foreign currency translation reserve	2,172,362	762,348
Other reserves	(790,631)	62,500
Accumulated losses	(49,784,862)	(37,169,358)
Equity attributable to equity shareholders of Integrated Media Technology Limited	41,286,674	11,799,896
Non-controlling interests	1,632,338	2,156,474
TOTAL EQUITY	$ 42,919,012	$ 13,956,370
Ordinary shares issued (in Shares)	20,524,754	9,329,420